Related Party Transactions - Summary of Compensation and Various Related Expenses for members of Executive Board (Parenthetical) (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of transactions between related parties [Line Items]
Employee expenses	€ 2,061,000	€ 2,234,000	€ 2,287,000
Matt Rider [member]
Disclosure of transactions between related parties [Line Items]
Annual base salary		900
Matt Rider [member] | Conditional Variable Compensation Awards [member]
Disclosure of transactions between related parties [Line Items]
Total remuneration		802
Employee expenses	€ 545	€ 293
Darryl Button [member]
Disclosure of transactions between related parties [Line Items]
Employee expenses			€ 1,237